                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Cobalt Capital Management, Inc.
Address: 237 Park Avenue, Suite 801
         New York, NY 10017


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Wayne Cooperman
Title:   President
Phone:   (212) 808-3756

Signature, Place, and Date of Signing:

    /s/ Wayne Cooperman          New York, NY      May 17, 1999
    __________________           _______________   ______________
    [Signature]                  [City, State]     [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     1

Form 13F Information Table Entry Total:     48

Form 13F Information Table Value Total:     $149,146
                                            [thousands]

INFORMATION FOR WHICH CONFIDENTIAL TREATMENT HAS BEEN REQUESTED
HAS BEEN OMITTED FROM THIS FILING AND FILED SEPARATELY WITH THE
COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         28-
1.                 Wayne Cooperman
         [Repeat as necessary.]






















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
                                                   Form 13F INFORMATION TABLE
   COLUMN 1            COLUMN 2  COLUMN 3      COLUMN 4       COLUMN 5             COLUMN 6       COLUMN 7      COLUMN 8
   ---------           --------  --------      --------       --------             ---------      --------      --------
                                                                             INVESTMENT DISCRETION          VOTING AUTHORITY
                                                                                          (c)
                        TITLE    CUSIP         MARKET    SHRS OR  SH/  PUT/   (a)  (b)   SHARED   OTHER     (a)   (b)    (c)
NAME OF ISSUER         OF CLASS  NUMBER        VALUE     PRN AMT  PRN  CALL  SOLE SHARED OTHER   MANAGERS  SOLE  SHARED  NONE
--------------         --------  ------        ------    -------  ---  ----  ---- ------ ------  --------  ----  ------  ----
Advo Inc.              Common      007585102   2,641,950   136,800           X                   1         X
Advanta Corp - Class B Common      007942204   1,072,500   120,000           X                   1         X             X
Allied Waste Industries
  Inc                  Common      019589308   2,382,188   165,000           X                   1         X
Anthracite Capital Inc Common      037023108   1,509,750   201,300           X                   1         X
Apria Healthcare Group Common      037933108   7,890,938   664,500           X                   1         X
Applied Graphics       Common      037937109      82,500    11,000           X                   1         X
Bally's Total Fitness  Common      05873K108   5,305,025   222,200           X                   1         X
Big Flower Press
  Holdings             Common      089159107  10,688,325   343,400           X                   1         X
Caribiner International
  Inc                  Common      141888107   1,550,338   169,900           X                   1         X
Coinmach Laundry Corp  Common      19259L101   1,190,025   116,100           X                   1         X
Crestline Capital Corp Common      226153104  10,851,676   705,800           X                   1         X
Family Golf Centers
  Inc                  Common      30701A106     258,826    34,800           X                   1         X
Fruit of the Loom Inc  Common      G3682L105     904,075    84,100           X                   1         X
Grand Union Co         Common      386532402   2,514,375   223,500           X                   1         X
Gymboree Corp          Common      403777105     334,263    37,400           X                   1         X
Humana Inc             Common      444859102   5,451,000   316,000           X                   1         X
Hutchinson Technology
  Inc                  Common      448407106   1,907,913    76,700           X                   1         X
IMC Global Inc         Common      449669100   5,471,119   267,700           X                   1         X
Insignia Financial Group
  Inc                  Common      45767A105   4,913,423   349,399           X                   1         X
Interim Services Inc   Common      45868P100   1,575,000   105,000           X                   1         X
King World Productions
  Inc                  Common      495667107   1,598,419    52,300           X                   1         X
LNR Property Corp      Common      501940100  14,638,483   741,189           X                   1         X
Mediaone Group Inc     Common      58440J104   1,268,750    20,000           X                   1         X
Meristar Hospitality
  Corp                 Common      58984Y103   8,222,569   452,100           X                   1         X
Meriistar Hotels & Resorts
  Inc                  Common      589988104     392,700   142,800           X                   1         X
National Equipment
  Services Inc         Common      635847106     920,375    99,500           X                   1         X
Navistar International Common      63934E108   2,809,106    69,900           X                   1         X





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Newcourt Credit Group
  Inc                  Common      650905102   1,488,438    55,000           X                   1         X
Newhall Land & Farming
  Co                   Common      651426108   2,280,063    95,500           X                   1                       X
Nine West Group Inc    Common      65440D102   3,456,250   140,000           X                   1         X
Norrell Corp           Common      656301108   2,700,019   206,700           X                   1         X
Oxford Health Plans    Common      691471106   1,718,750   110,000           X                   1         X
Park Place Entertainment
  Corp                 Common      700690100   1,278,062   169,000           X                   1         X
Petsmart Inc           Common      716768106     281,094    35,000           X                   1         X
Platinum Technology
  Inc                  Common      72764T101   1,491,750    58,500           X                   1         X
Prime Hospitality
  Corp                 Common      741917108   5,364,034   539,777           X                   1         X
Quest Diagnostic       Common      74834L100   8,165,750   367,000           X                   1         X
Resource America Inc   Common      761195205   3,893,326   451,400           X                   1         X
Resource Assets Investment
  Trust                Common      761196104   2,722,475   231,700           X                   1         X
Ryder System Inc       Common      783549108   1,491,751    54,000           X                   1         X
Sinclair Broadcasting
  Group Inc            Common      829226109   2,468,344   169,500           X                   1         X
Station Casinos Inc    Common      857689103     446,250    35,000           X                   1         X
Suburban Lodges of America
  Inc                  Common      864444104     310,091    44,900           X                   1         X
Suiza Foods Corp       Common      865077101   6,306,301   187,200           X                   1         X
UCAR International     Common      90262K109   2,038,238   144,300           X                   1         X
United International
  Holdings             Common      910734102     304,500     7,000           X                   1         X
Wang Laboratories Inc  Common      93369N109     641,788    32,700           X                   1         X
World Color Press Inc  Common      981443104   1,952,875    91,900           X                   1         X
COLUMN TOTALS                                149,145,760





















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